UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a)	The Report to Shareholders is filed herewith

Western Asset Corporate Bond Fund
Class A [SIGAX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$45	0.91%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$506,903,866
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	616
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7234-STSR-0826

Western Asset Corporate Bond Fund
Class C [LWBOX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$80	1.61%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$506,903,866
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	616
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7058-STSR-0826

Western Asset Corporate Bond Fund
Class C1 [SBILX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$70	1.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$506,903,866
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	616
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7242-STSR-0826

Western Asset Corporate Bond Fund
Class I [SIGYX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$27	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$506,903,866
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	616
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7460-STSR-0826

Western Asset Corporate Bond Fund
Class P [LCBPX]	Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Western Asset Corporate Bond Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$56	1.12%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$506,903,866
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	616
Portfolio Turnover Rate	72%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Corporate Bond Fund	PAGE 1	7216-STSR-0826

(b)	Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Corporate Bond Fund
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 83.3%
Communication Services — 7.5%
Diversified Telecommunication Services — 2.9%
AT&T Inc., Senior Notes	6.950%	1/15/28	2,790,000	$2,885,301
AT&T Inc., Senior Notes	6.375%	3/1/41	753,000	797,675
AT&T Inc., Senior Notes	4.800%	6/15/44	208,000	178,798
AT&T Inc., Senior Notes	4.500%	3/9/48	690,000	553,338 (a)
AT&T Inc., Senior Notes	3.500%	9/15/53	216,000	140,326
AT&T Inc., Senior Notes	6.050%	8/15/56	250,000	242,949
AT&T Inc., Senior Notes	3.650%	9/15/59	133,000	85,068
Comcast Corp., Senior Notes	6.500%	11/15/35	205,000	218,668
Comcast Corp., Senior Notes	3.969%	11/1/47	200,000	142,734
Comcast Corp., Senior Notes	6.050%	5/15/55	1,150,000	1,100,840
Comcast Corp., Senior Notes	4.950%	10/15/58	560,000	448,637
Space Exploration Technologies Corp., Senior Notes	5.350%	7/15/31	1,600,000	1,596,243 (a)
Space Exploration Technologies Corp., Senior Notes	5.650%	7/15/33	2,370,000	2,356,556 (a)
Space Exploration Technologies Corp., Senior Notes	5.875%	7/15/36	70,000	69,113 (a)
Verizon Communications Inc., Junior Subordinated Notes (6.050% to 5/14/33 then 5 year Treasury Constant Maturity Rate + 1.813%)	6.050%	5/14/58	910,000	918,664 (b)
Verizon Communications Inc., Junior Subordinated Notes (6.200% to 5/14/36 then 5 year Treasury Constant Maturity Rate + 2.042%)	6.200%	5/14/56	860,000	869,759 (b)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	290,000	205,053
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	630,000	487,200
Verizon Communications Inc., Senior Notes	6.550%	9/15/43	230,000	247,183
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	470,000	358,198
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	360,000	220,306
Verizon Communications Inc., Senior Notes	5.500%	2/23/54	380,000	358,781
Verizon Communications Inc., Senior Notes	2.987%	10/30/56	360,000	212,157
Total Diversified Telecommunication Services				14,693,547
Entertainment — 0.2%
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	950,000	947,131 (a)
Interactive Media & Services — 2.9%
Alphabet Inc., Senior Notes	4.800%	2/15/36	580,000	570,384
Alphabet Inc., Senior Notes	5.350%	11/15/45	440,000	427,122
Alphabet Inc., Senior Notes	5.500%	2/15/46	550,000	542,167
Alphabet Inc., Senior Notes	5.250%	5/15/55	1,230,000	1,151,059
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Interactive Media & Services — continued
Alphabet Inc., Senior Notes	5.450%	11/15/55	440,000	$422,082
Alphabet Inc., Senior Notes	5.650%	2/15/56	70,000	69,119
Alphabet Inc., Senior Notes	5.750%	2/15/66	500,000	495,029
Meta Platforms Inc., Senior Notes	4.875%	11/15/35	785,000	764,225
Meta Platforms Inc., Senior Notes	5.250%	5/15/36	1,310,000	1,301,249
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	1,710,000	1,587,667
Meta Platforms Inc., Senior Notes	6.200%	5/15/46	2,010,000	2,012,517
Meta Platforms Inc., Senior Notes	5.625%	11/15/55	1,400,000	1,269,480
Meta Platforms Inc., Senior Notes	6.300%	5/15/56	640,000	637,493
Meta Platforms Inc., Senior Notes	5.750%	11/15/65	2,600,000	2,337,350
Meta Platforms Inc., Senior Notes	6.450%	5/15/66	1,380,000	1,363,884
Total Interactive Media & Services				14,950,827
Media — 0.8%
Fox Corp., Senior Notes	5.476%	1/25/39	630,000	610,812
NBCUniversal Media LLC, Senior Notes	4.450%	1/15/43	62,000	52,868
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	1,078,000	1,195,349
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	610,000	604,997
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	830,000	854,065
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	900,000	881,407
Total Media				4,199,498
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	5.000%	2/15/36	700,000	685,010
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	150,000	132,385
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	930,000	686,814
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	810,000	528,747
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	750,000	730,854
T-Mobile USA Inc., Senior Notes	5.850%	2/15/56	720,000	696,518
Total Wireless Telecommunication Services				3,460,328

Total Communication Services				38,251,331
Consumer Discretionary — 7.1%
Automobiles — 0.8%
Ford Holdings LLC, Senior Notes	9.300%	3/1/30	300,000	334,674
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	780,000	711,560
Ford Motor Credit Co. LLC, Senior Notes	7.122%	11/7/33	210,000	223,483
General Motors Co., Senior Notes	5.600%	10/15/32	488,000	499,671
General Motors Co., Senior Notes	6.600%	4/1/36	500,000	536,807
General Motors Co., Senior Notes	6.750%	4/1/46	550,000	581,866
General Motors Co., Senior Notes	5.950%	4/1/49	180,000	173,503
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — continued
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	1,480,000	$1,282,561 (a)
Total Automobiles				4,344,125
Broadline Retail — 1.5%
Amazon.com Inc., Senior Notes	4.550%	3/13/33	660,000	649,498
Amazon.com Inc., Senior Notes	4.350%	3/20/33	360,000	350,530
Amazon.com Inc., Senior Notes	4.650%	11/20/35	1,070,000	1,040,963
Amazon.com Inc., Senior Notes	4.875%	3/13/36	680,000	669,650
Amazon.com Inc., Senior Notes	5.650%	3/13/46	710,000	703,264
Amazon.com Inc., Senior Notes	5.450%	11/20/55	500,000	473,089
Amazon.com Inc., Senior Notes	5.800%	3/13/56	580,000	576,705
Amazon.com Inc., Senior Notes	5.550%	11/20/65	1,180,000	1,103,481
Amazon.com Inc., Senior Notes	5.950%	3/13/66	900,000	895,507
MercadoLibre Inc., Senior Notes	3.125%	1/14/31	720,000	660,418
MercadoLibre Inc., Senior Notes	4.900%	1/15/33	500,000	487,800
Total Broadline Retail				7,610,905
Hotels, Restaurants & Leisure — 3.2%
Airbnb Inc., Senior Notes	5.250%	3/16/36	800,000	796,986
Brightstar Lottery PLC, Senior Secured Notes	5.250%	1/15/29	1,126,000	1,122,858 (a)
Carnival Corp. Ltd., Senior Notes	5.125%	5/1/29	1,130,000	1,128,794 (a)
Carnival Corp. Ltd., Senior Notes	5.750%	3/15/30	530,000	536,791 (a)
Carnival Corp. Ltd., Senior Secured Notes	7.875%	6/1/27	810,000	832,073
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,740,000	2,685,200 (a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.625%	3/1/36	880,000	862,873
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	670,000	647,262
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	50,000	51,371
McDonald’s Corp., Senior Notes	4.450%	3/1/47	530,000	447,838
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	770,000	750,633 (a)
Melco Resorts Finance Ltd., Senior Notes	6.500%	9/24/33	360,000	352,785 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	350,000	353,385 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	520,000	531,606 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	410,000	415,897 (a)
Royal Caribbean Cruises Ltd., Senior Notes	4.750%	5/15/33	520,000	506,336
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	1/15/36	660,000	655,472
Royal Caribbean Cruises Ltd., Senior Notes	5.250%	2/27/38	320,000	310,075
Sands China Ltd., Senior Notes	5.400%	8/8/28	1,830,000	1,844,345
Sands China Ltd., Senior Notes	4.375%	6/18/30	870,000	843,886 (c)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	420,000	$411,390 (a)
Total Hotels, Restaurants & Leisure				16,087,856
Household Durables — 0.9%
PulteGroup Inc., Senior Notes	4.250%	3/1/31	2,790,000	2,726,644
PulteGroup Inc., Senior Notes	4.900%	3/1/36	360,000	351,194
Sekisui House US Inc., Senior Notes	6.000%	1/15/43	1,420,000	1,303,424
Total Household Durables				4,381,262
Specialty Retail — 0.7%
Dick’s Sporting Goods Inc., Senior Notes	4.000%	10/1/29	1,150,000	1,119,977 (a)
Lowe’s Cos. Inc., Senior Notes	4.250%	9/15/44	6,000	4,874
Lowe’s Cos. Inc., Senior Notes	3.000%	10/15/50	700,000	443,497
Michaels Cos. Inc., Secured Notes	11.000%	3/15/34	870,000	852,752 (a)
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	1,050,000	1,040,639 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	290,000	292,456 (a)
Total Specialty Retail				3,754,195

Total Consumer Discretionary				36,178,343
Consumer Staples — 2.8%
Beverages — 0.3%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.800%	1/23/59	1,410,000	1,436,897
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	3.500%	3/15/29	400,000	380,206 (a)
Kroger Co., Senior Notes	5.500%	9/15/54	1,090,000	1,023,098
Total Consumer Staples Distribution & Retail				1,403,304
Food Products — 0.8%
Gruma SAB de CV, Senior Notes	5.390%	12/9/34	760,000	755,725 (a)
J M Smucker Co., Senior Notes	6.200%	11/15/33	560,000	597,406
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.950%	4/20/35	980,000	1,011,516
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	5.625%	3/10/37	410,000	408,546 (a)
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.375%	2/25/55	360,000	361,939
JBS NV/JBS USA Foods Group Holdings Inc./ JBS USA Food Co. Holdings, Senior Notes	6.400%	5/10/57	720,000	718,792 (a)
Mars Inc., Senior Notes	5.200%	3/1/35	300,000	301,295 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Food Products — continued
Mars Inc., Senior Notes	5.700%	5/1/55	60,000	$59,152 (a)
Total Food Products				4,214,371
Tobacco — 1.4%
Altria Group Inc., Senior Notes	3.400%	2/4/41	1,480,000	1,132,786
Altria Group Inc., Senior Notes	4.250%	8/9/42	60,000	49,522
Altria Group Inc., Senior Notes	3.875%	9/16/46	200,000	148,575
Altria Group Inc., Senior Notes	5.950%	2/14/49	390,000	383,376
BAT Capital Corp., Senior Notes	7.081%	8/2/53	170,000	191,955
BAT Capital Corp., Senior Notes	6.250%	8/15/55	650,000	665,821
Imperial Brands Finance PLC, Senior Notes	4.875%	2/7/32	1,630,000	1,620,145 (a)(d)
Imperial Brands Finance PLC, Senior Notes	5.500%	7/7/36	750,000	745,649 (a)(d)
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	480,000	488,017
Philip Morris International Inc., Senior Notes	4.250%	11/10/44	440,000	370,034
Reynolds American Inc., Senior Notes	8.125%	5/1/40	610,000	728,811
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	532,227
Total Tobacco				7,056,918

Total Consumer Staples				14,111,490
Energy — 8.0%
Energy Equipment & Services — 0.6%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.000%	6/15/36	1,450,000	1,418,793
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., Senior Notes	5.850%	6/15/56	1,360,000	1,344,446
Total Energy Equipment & Services				2,763,239
Oil, Gas & Consumable Fuels — 7.4%
Antero Resources Corp., Senior Notes	5.375%	3/1/30	1,350,000	1,360,317 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.250%	10/22/31	1,440,000	1,466,095 (a)
Australian Metcoal Financing Pty Ltd., Senior Secured Notes	6.750%	4/22/34	200,000	206,379 (a)
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	700,000	712,661 (b)(e)
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	570,000	522,566
Cheniere Energy Partners LP, Senior Notes	5.550%	10/30/35	560,000	569,048
Continental Resources Inc., Senior Notes	2.268%	11/15/26	400,000	396,378 (a)
DCP Midstream Operating LP, Senior Notes	3.250%	2/15/32	390,000	355,829
Devon Energy Corp., Senior Notes	4.375%	3/15/29	1,740,000	1,726,290 (a)
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	1,230,000	1,258,924
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	685,000	$687,607 (b)(e)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 2/15/36 then 5 year Treasury Constant Maturity Rate + 2.475%)	6.750%	2/15/56	910,000	929,978 (b)
Energy Transfer LP, Senior Notes	6.000%	2/1/29	1,180,000	1,189,501 (a)
Energy Transfer LP, Senior Notes	8.250%	11/15/29	961,000	1,052,754
Energy Transfer LP, Senior Notes	5.550%	5/15/34	520,000	528,433
Energy Transfer LP, Senior Notes	5.800%	6/15/38	120,000	122,478
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	270,000	273,948
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	6.897%	8/16/77	2,020,000	2,020,560 (b)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	1,840,000	1,834,467 (b)
Florida Gas Transmission Co. LLC, Senior Notes	2.300%	10/1/31	1,640,000	1,442,657 (a)
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	490,000	504,864 (a)
Granite Ridge Resources Inc., Senior Notes	8.875%	11/5/29	1,770,000	1,734,217 (a)
Greensaif Pipelines Bidco Sarl, Senior Secured Notes	5.853%	2/23/36	940,000	960,264 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	780,000	707,828 (a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	390,000	440,062
New Generation Gas Gathering LLC, Senior Secured Notes (3 mo. Term SOFR + 5.750%)	9.414%	9/30/29	2,260,811	2,276,388 (a)(b)(f)(g)
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	1,250,000	1,409,506
Occidental Petroleum Corp., Senior Notes	7.950%	6/15/39	860,000	1,028,568
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	250,000	246,430
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	690,000	564,372
Plains All American Pipeline LP, Junior Subordinated Notes (3 mo. Term SOFR + 4.372%)	8.023%	7/30/26	2,272,000	2,279,685 (b)(e)
Plains All American Pipeline LP/PAA Finance Corp., Senior Notes	6.700%	5/15/36	150,000	163,392
Sunoco LP, Senior Notes	5.625%	3/15/31	1,130,000	1,122,215 (a)
Targa Resources Corp., Senior Notes	4.200%	2/1/33	400,000	379,248
Targa Resources Corp., Senior Notes	6.500%	3/30/34	420,000	452,847
Targa Resources Corp., Senior Notes	5.500%	2/15/35	170,000	171,672
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.100%	3/15/36	210,000	207,976
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	960,000	$838,782
Venture Global Calcasieu Pass LLC, Senior Secured Notes	6.000%	5/1/36	710,000	718,071 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	370,000	392,489 (a)
Viper Energy Partners LLC, Senior Notes	5.700%	8/1/35	890,000	904,623
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	90,000	87,214
Western Midstream Operating LP, Senior Notes	6.150%	4/1/33	30,000	31,303
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	1,100,000	1,002,527
Williams Cos. Inc., Senior Notes	5.300%	9/30/35	450,000	449,102
Total Oil, Gas & Consumable Fuels				37,730,515

Total Energy				40,493,754
Financials — 27.6%
Banks — 12.7%
Banco Santander SA, Junior Subordinated Notes (7.250% to 6/3/36 then 5 year Treasury Constant Maturity Rate + 2.837%)	7.250%	12/3/35	1,800,000	1,830,491 (b)(e)
Banco Santander SA, Junior Subordinated Notes (9.625% to 11/21/33 then 5 year Treasury Constant Maturity Rate + 5.298%)	9.625%	5/21/33	1,000,000	1,179,058 (b)(e)
Banco Santander SA, Senior Notes	4.551%	11/6/30	2,400,000	2,362,428
Banco Santander SA, Senior Notes	5.439%	7/15/31	800,000	819,892
Bank of America Corp., Senior Notes (2.299% to 7/21/31 then SOFR + 1.220%)	2.299%	7/21/32	1,370,000	1,210,503 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	1,170,000	1,041,656 (b)
Bank of America Corp., Senior Notes (2.676% to 6/19/40 then SOFR + 1.930%)	2.676%	6/19/41	340,000	246,934 (b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	140,000	115,660 (b)
Bank of America Corp., Senior Notes (4.443% to 1/20/47 then 3 mo. Term SOFR + 2.252%)	4.443%	1/20/48	90,000	76,800 (b)
Bank of America Corp., Senior Notes (5.045% to 2/6/36 then SOFR + 1.130%)	5.045%	2/6/37	1,070,000	1,054,233 (b)
Bank of America Corp., Senior Notes (5.511% to 1/24/35 then SOFR + 1.310%)	5.511%	1/24/36	2,610,000	2,666,282 (b)
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	1,580,000	1,378,069 (b)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of America Corp., Subordinated Notes (5.489% to 4/23/36 then SOFR + 1.572%)	5.489%	4/23/37	1,690,000	$1,683,946 (b)
Bank of America Corp., Subordinated Notes (5.518% to 10/25/34 then SOFR + 1.738%)	5.518%	10/25/35	1,270,000	1,276,348 (b)
Bank of Nova Scotia, Junior Subordinated Notes (8.625% to 10/27/27 then 5 year Treasury Constant Maturity Rate + 4.389%)	8.625%	10/27/82	870,000	905,555 (b)
Barclays PLC, Senior Notes (5.785% to 2/25/35 then SOFR + 1.590%)	5.785%	2/25/36	480,000	489,224 (b)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, Senior Notes	5.250%	9/10/29	2,350,000	2,365,862 (a)
BNP Paribas SA, Junior Subordinated Notes (6.875% to 12/15/33 then 5 year Treasury Constant Maturity Rate + 2.853%)	6.875%	12/15/33	950,000	949,946 (a)(b)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	550,000	576,393 (a)(b)(e)
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	1,250,000	1,309,932 (a)(b)(e)
CaixaBank SA, Senior Notes (4.818% to 4/22/31 then SOFR + 1.210%)	4.818%	4/22/32	380,000	377,016 (a)(b)
CaixaBank SA, Senior Notes (5.402% to 4/22/36 then SOFR + 1.530%)	5.402%	4/22/37	400,000	396,219 (a)(b)
Citibank NA, Senior Notes (4.554% to 6/18/28 then SOFR + 0.595%)	4.554%	6/18/29	2,540,000	2,537,652 (b)
Citigroup Inc., Senior Notes	8.125%	7/15/39	407,000	509,562
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	360,000	323,708 (b)
Citigroup Inc., Senior Notes (4.503% to 9/11/30 then SOFR + 1.171%)	4.503%	9/11/31	1,710,000	1,688,121 (b)
Citigroup Inc., Senior Notes (5.333% to 3/27/35 then SOFR + 1.465%)	5.333%	3/27/36	160,000	161,221 (b)
Cooperatieve Rabobank UA, Senior Notes	5.119%	6/9/36	880,000	876,005
Credit Agricole SA, Senior Notes (4.818% to 9/25/32 then SOFR + 1.360%)	4.818%	9/25/33	360,000	352,990 (a)(b)
Credit Agricole SA, Senior Notes (5.261% to 1/12/36 then SOFR + 1.430%)	5.261%	1/12/37	1,940,000	1,908,898 (a)(b)
HSBC Holdings PLC, Junior Subordinated Notes (6.750% to 5/18/33 then 5 year Treasury Constant Maturity Rate + 2.513%)	6.750%	11/18/32	1,710,000	1,722,088 (b)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (2.357% to 8/18/30 then SOFR + 1.947%)	2.357%	8/18/31	560,000	$506,940 (b)
HSBC Holdings PLC, Senior Notes (2.871% to 11/22/31 then SOFR + 1.410%)	2.871%	11/22/32	300,000	269,387 (b)
HSBC Holdings PLC, Senior Notes (5.133% to 11/6/35 then SOFR + 1.430%)	5.133%	11/6/36	740,000	728,591 (b)
HSBC Holdings PLC, Senior Notes (5.286% to 11/19/29 then SOFR + 1.290%)	5.286%	11/19/30	1,560,000	1,580,097 (b)
Huntington Bancshares Inc., Subordinated Notes (5.605% to 1/28/36 then 5 year Treasury Constant Maturity Rate + 1.350%)	5.605%	1/28/41	1,560,000	1,529,990 (b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 7/1/31 then 5 year Treasury Constant Maturity Rate + 2.080%)	6.100%	7/1/31	870,000	881,280 (b)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.500% to 4/1/30 then 5 year Treasury Constant Maturity Rate + 2.152%)	6.500%	4/1/30	1,320,000	1,352,289 (b)(e)
JPMorgan Chase & Co., Senior Notes (3.964% to 11/15/47 then 3 mo. Term SOFR + 1.642%)	3.964%	11/15/48	400,000	314,723 (b)
JPMorgan Chase & Co., Senior Notes (4.260% to 2/22/47 then 3 mo. Term SOFR + 1.842%)	4.260%	2/22/48	720,000	596,010 (b)
JPMorgan Chase & Co., Senior Notes (4.586% to 4/26/32 then SOFR + 1.800%)	4.586%	4/26/33	700,000	689,439 (b)
JPMorgan Chase & Co., Senior Notes (4.810% to 10/22/35 then SOFR + 1.190%)	4.810%	10/22/36	1,390,000	1,351,918 (b)
JPMorgan Chase & Co., Senior Notes (4.898% to 1/22/36 then SOFR + 1.070%)	4.898%	1/22/37	550,000	535,783 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	1,860,000	1,880,070 (b)
JPMorgan Chase & Co., Senior Notes (5.534% to 11/29/44 then SOFR + 1.550%)	5.534%	11/29/45	1,250,000	1,239,689 (b)
JPMorgan Chase & Co., Senior Notes (6.254% to 10/23/33 then SOFR + 1.810%)	6.254%	10/23/34	620,000	663,815 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	380,000	354,880 (b)
Nordea Bank Abp, Junior Subordinated Notes (6.300% to 3/25/32 then 5 year Treasury Constant Maturity Rate + 2.660%)	6.300%	9/25/31	940,000	948,666 (a)(b)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
PNC Financial Services Group Inc., Subordinated Notes (5.423% to 1/25/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.423%	1/25/41	2,100,000	$2,064,350 (b)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,170,000	1,210,063 (b)
Truist Financial Corp., Junior Subordinated Notes (6.250% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.129%)	6.250%	6/15/31	1,440,000	1,441,228 (b)(e)
US Bancorp, Senior Notes (5.033% to 1/26/36 then SOFR + 1.101%)	5.033%	1/26/37	2,730,000	2,692,085 (b)
Wells Fargo & Co., Junior Subordinated Notes (6.125% to 6/15/31 then 5 year Treasury Constant Maturity Rate + 2.340%)	6.125%	6/15/31	1,440,000	1,457,716 (b)(e)
Wells Fargo & Co., Senior Notes (4.611% to 4/25/52 then SOFR + 2.130%)	4.611%	4/25/53	810,000	681,154 (b)
Wells Fargo & Co., Senior Notes (4.960% to 1/23/36 then SOFR + 1.100%)	4.960%	1/23/37	740,000	722,718 (b)
Wells Fargo & Co., Senior Notes (5.211% to 12/3/34 then SOFR + 1.380%)	5.211%	12/3/35	1,970,000	1,967,273 (b)
Wells Fargo & Co., Senior Notes (5.389% to 4/24/33 then SOFR + 2.020%)	5.389%	4/24/34	1,141,000	1,158,756 (b)
Wells Fargo & Co., Senior Notes (5.605% to 4/23/35 then SOFR + 1.740%)	5.605%	4/23/36	1,330,000	1,363,900 (b)
Total Banks				64,575,502
Capital Markets — 7.3%
Ares Management Corp., Senior Notes	5.600%	10/11/54	70,000	63,584
Carlyle Group Inc., Senior Notes	5.050%	9/19/35	850,000	814,068
Charles Schwab Corp., Junior Subordinated Notes (6.100% to 6/1/31 then 5 year Treasury Constant Maturity Rate + 2.250%)	6.100%	6/1/31	420,000	420,309 (b)(e)
Charles Schwab Corp., Senior Notes (5.493% to 5/21/36 then SOFR + 1.280%)	5.493%	5/21/37	1,450,000	1,470,118 (b)
CI Financial Corp., Senior Notes	7.500%	5/30/29	2,070,000	2,170,213 (a)
Credit Suisse AG AT1 Claim	—	—	22,790,000	0 *(f)(g)(h)
Daimler Truck Finance North America LLC, Senior Notes	5.375%	1/18/34	560,000	561,616 (a)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	690,000	709,771 (b)(e)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (5.016% to 10/23/34 then SOFR + 1.420%)	5.016%	10/23/35	5,340,000	$5,247,063 (b)
Goldman Sachs Group Inc., Senior Notes (5.065% to 1/21/36 then SOFR + 1.190%)	5.065%	1/21/37	2,170,000	2,119,473 (b)
Goldman Sachs Group Inc., Senior Notes (5.425% to 6/3/36 then SOFR + 1.310%)	5.425%	6/3/37	2,170,000	2,178,282 (b)
Goldman Sachs Group Inc., Senior Notes (5.536% to 1/28/35 then SOFR + 1.380%)	5.536%	1/28/36	770,000	782,314 (b)
Goldman Sachs Group Inc., Senior Notes (5.851% to 4/25/34 then SOFR + 1.552%)	5.851%	4/25/35	1,060,000	1,099,594 (b)
Goldman Sachs Group Inc., Subordinated Notes (5.387% to 2/2/36 then 5 year Treasury Constant Maturity Rate + 1.180%)	5.387%	2/2/41	2,180,000	2,124,362 (b)
Morgan Stanley, Senior Notes (3.217% to 4/22/41 then SOFR + 1.485%)	3.217%	4/22/42	300,000	229,197 (b)
Morgan Stanley, Senior Notes (4.892% to 10/22/35 then SOFR + 1.314%)	4.892%	10/22/36	2,450,000	2,373,572 (b)
Morgan Stanley, Senior Notes (5.073% to 1/30/36 then SOFR + 1.184%)	5.073%	1/30/37	2,135,000	2,088,661 (b)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	1,400,000	1,407,330 (b)
Morgan Stanley, Senior Notes (5.516% to 11/19/54 then SOFR + 1.710%)	5.516%	11/19/55	160,000	154,650 (b)
Morgan Stanley, Senior Notes (5.664% to 4/17/35 then SOFR + 1.757%)	5.664%	4/17/36	670,000	688,129 (b)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	2,110,000	1,830,894 (b)
Morgan Stanley, Subordinated Notes (5.314% to 1/18/36 then 5 year Treasury Constant Maturity Rate + 1.170%)	5.314%	1/18/41	2,000,000	1,949,879 (b)
Nuveen LLC, Senior Notes	5.850%	4/15/34	870,000	891,271 (a)
Raymond James Financial Inc., Senior Notes	5.650%	9/11/55	350,000	340,499
UBS Group AG, Junior Subordinated Notes (7.000% to 7/8/36 then USD 5 year SOFR ICE Swap Rate + 3.321%)	7.000%	1/8/36	1,100,000	1,112,631 (a)(b)(e)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	1,050,000	1,060,041 (a)(b)(e)
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	610,000	656,846 (a)(b)(e)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/33 then 5 year Treasury Constant Maturity Rate + 4.758%)	9.250%	11/13/33	930,000	$1,074,747 (a)(b)(e)
UBS Group AG, Senior Notes (5.010% to 3/23/36 then SOFR + 1.340%)	5.010%	3/23/37	890,000	865,626 (a)(b)
UBS Group AG, Senior Notes (5.199% to 8/10/36 then SOFR + 1.340%)	5.199%	8/10/37	600,000	590,843 (a)(b)
Total Capital Markets				37,075,583
Consumer Finance — 0.9%
FirstCash Inc., Senior Notes	4.625%	9/1/28	790,000	777,082 (a)
Midcap Financial Issuer Trust, Junior Subordinated Notes (3 mo. Term SOFR + 3.750%)	7.423%	1/15/56	1,110,000	1,103,419 (a)(b)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	2,540,000	2,527,142 (a)
Total Consumer Finance				4,407,643
Financial Services — 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.850%	10/29/41	1,540,000	1,240,759
Citadel Securities Global Holdings LLC, Senior Secured Notes	5.125%	1/27/32	810,000	800,497 (a)
Horseshoe Funding Trust II, Senior Notes	6.887%	11/15/55	760,000	797,307 (a)
ILFC E-Capital Trust I, Ltd. GTD	6.480%	12/21/65	5,594,000	4,808,162 (a)(b)
ILFC E-Capital Trust II, Ltd. GTD	6.730%	12/21/65	260,000	229,713 (a)(b)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,040,000	1,075,839 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	1,090,000	1,090,734 (a)
LPL Holdings Inc., Senior Notes	5.650%	3/15/35	1,400,000	1,392,090
LPL Holdings Inc., Senior Notes	5.750%	6/15/35	450,000	451,317
Vanguard Group Inc.	3.250%	8/22/60	5,000,000	2,927,031
Total Financial Services				14,813,449
Insurance — 3.3%
Allianz SE, Junior Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 2.233%)	6.500%	10/30/34	400,000	401,984 (a)(b)(e)
Allianz SE, Junior Subordinated Notes (6.550% to 4/30/34 then 5 year Treasury Constant Maturity Rate + 2.317%)	6.550%	10/30/33	200,000	203,476 (a)(b)(e)
Aon North America Inc., Senior Notes	5.450%	3/1/34	40,000	40,821
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	590,000	$594,939 (a)
Global Atlantic Fin Co., Senior Notes (7.250% to 3/1/31 then 5 year Treasury Constant Maturity Rate + 3.550%)	7.250%	3/1/56	910,000	892,509 (a)(b)
Loews Corp., Senior Notes	4.940%	4/1/36	500,000	489,489
Marsh & McLennan Cos. Inc., Senior Notes	5.000%	3/15/35	1,140,000	1,129,201
Marsh & McLennan Cos. Inc., Senior Notes	4.950%	3/15/36	650,000	639,367
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	250,000	171,123 (a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	5.950%	6/1/56	2,190,000	2,170,861 (a)
Meiji Yasuda Life Insurance Co., Subordinated Notes (6.100% to 6/11/35 then 5 year Treasury Constant Maturity Rate + 2.911%)	6.100%	6/11/55	920,000	931,637 (a)(b)
MetLife Inc., Subordinated Notes (5.850% to 3/15/36 then 5 year Treasury Constant Maturity Rate + 1.817%)	5.850%	3/15/56	1,530,000	1,510,130 (b)
MetLife Inc., Subordinated Notes (6.350% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.078%)	6.350%	3/15/55	820,000	840,717 (b)
New York Life Insurance Co., Subordinated Notes	3.750%	5/15/50	730,000	542,235 (a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	320,000	301,538 (a)(b)
Nippon Life Insurance Co., Subordinated Notes (6.500% to 4/30/35 then 5 year Treasury Constant Maturity Rate + 3.189%)	6.500%	4/30/55	850,000	891,978 (a)(b)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.850%	9/30/47	660,000	507,058 (a)
Northwestern Mutual Life Insurance Co., Subordinated Notes	6.050%	6/30/56	1,990,000	2,026,604 (a)
Reinsurance Group of America Inc., Subordinated Notes (6.375% to 9/15/36 then 5 year Treasury Constant Maturity Rate + 2.344%)	6.375%	9/15/56	500,000	496,147 (b)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.270%	5/15/47	170,000	136,110 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.050%	6/15/56	800,000	807,867 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Wynnton Funding Trust II, Senior Notes	5.991%	8/15/55	740,000	$739,780 (a)
Total Insurance				16,465,571
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Blackstone Holdings Finance Co. LLC, Senior Notes	2.850%	8/5/51	1,980,000	1,211,032 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.750%	6/15/29	670,000	655,190 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	5.500%	8/1/30	530,000	535,424
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	7.000%	7/15/31	110,000	114,124 (a)
Total Mortgage Real Estate Investment Trusts (REITs)				2,515,770

Total Financials				139,853,518
Health Care — 2.9%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	5.400%	3/15/54	450,000	432,735
Amgen Inc., Senior Notes	4.400%	5/1/45	350,000	296,747
Amgen Inc., Senior Notes	4.663%	6/15/51	339,000	288,226
Amgen Inc., Senior Notes	5.650%	3/2/53	420,000	409,064
BioMarin Pharmaceutical Inc., Senior Notes	5.500%	2/15/34	680,000	668,503 (a)
Total Biotechnology				2,095,275
Health Care Providers & Services — 2.3%
Cigna Group, Senior Notes	3.200%	3/15/40	520,000	406,266
Cigna Group, Senior Notes	5.600%	2/15/54	300,000	291,236
CommonSpirit Health, Secured Notes	4.350%	11/1/42	100,000	86,932
CommonSpirit Health, Senior Secured Notes	2.782%	10/1/30	620,000	571,505
CommonSpirit Health, Senior Secured Notes	5.318%	12/1/34	1,410,000	1,412,825
CommonSpirit Health, Senior Secured Notes	3.910%	10/1/50	540,000	401,655
CVS Health Corp., Junior Subordinated Notes (7.000% to 3/10/30 then 5 year Treasury Constant Maturity Rate + 2.886%)	7.000%	3/10/55	890,000	924,391 (b)
CVS Health Corp., Senior Notes	4.780%	3/25/38	460,000	431,467
CVS Health Corp., Senior Notes	5.050%	3/25/48	610,000	539,134
CVS Health Corp., Senior Notes	6.050%	6/1/54	560,000	560,690
CVS Health Corp., Senior Notes	6.200%	9/15/55	1,580,000	1,617,741
Humana Inc., Senior Notes	5.875%	3/1/33	210,000	216,684
Humana Inc., Senior Notes	4.950%	10/1/44	610,000	532,467
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	660,000	486,969
Kaiser Foundation Hospitals, Senior Notes	4.150%	5/1/47	250,000	206,227
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Kaiser Foundation Hospitals, Senior Notes	3.266%	11/1/49	180,000	$125,584
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	320,000	208,055
TEAM Services Holding Inc., Senior Secured Notes	9.000%	2/15/33	610,000	617,878 (a)
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	520,000	384,417
UnitedHealth Group Inc., Senior Notes	5.500%	7/15/44	380,000	372,391
UnitedHealth Group Inc., Senior Notes	5.375%	4/15/54	860,000	810,229
UnitedHealth Group Inc., Senior Notes	5.950%	6/15/55	370,000	381,552
Total Health Care Providers & Services				11,586,295
Pharmaceuticals — 0.2%
Bristol-Myers Squibb Co., Senior Notes	5.500%	2/22/44	220,000	219,285
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	320,000	312,721
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	228,000	226,992
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	220,000	220,042
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	290,000	224,010
Total Pharmaceuticals				1,203,050

Total Health Care				14,884,620
Industrials — 7.7%
Aerospace & Defense — 2.7%
Avolon Holdings Funding Ltd., Senior Notes	4.950%	10/15/32	2,270,000	2,216,018 (a)
Boeing Co., Senior Notes	6.528%	5/1/34	2,040,000	2,220,079
Boeing Co., Senior Notes	3.300%	3/1/35	530,000	459,918
Boeing Co., Senior Notes	3.750%	2/1/50	1,110,000	810,455
Boeing Co., Senior Notes	6.858%	5/1/54	680,000	764,803
Hexcel Corp., Senior Notes	4.900%	5/15/31	260,000	259,283
Hexcel Corp., Senior Notes	5.875%	2/26/35	1,460,000	1,513,754
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	230,000	226,093 (a)
Honeywell Aerospace Inc., Senior Notes	5.622%	3/16/46	440,000	438,389 (a)
Honeywell Aerospace Inc., Senior Notes	5.732%	3/16/56	1,230,000	1,230,809 (a)
Huntington Ingalls Industries Inc., Senior Notes	5.749%	1/15/35	620,000	639,281
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	290,000	230,508
Lockheed Martin Corp., Senior Notes	5.700%	11/15/54	910,000	915,555
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	200,000	188,302
RTX Corp., Senior Notes	6.100%	3/15/34	20,000	21,466
RTX Corp., Senior Notes	4.050%	5/4/47	20,000	16,085
RTX Corp., Senior Notes	4.625%	11/16/48	400,000	347,213
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Aerospace & Defense — continued
RTX Corp., Senior Notes	3.125%	7/1/50	390,000	$260,498
RTX Corp., Senior Notes	3.030%	3/15/52	960,000	619,968
Total Aerospace & Defense				13,378,477
Air Freight & Logistics — 0.1%
United Parcel Service Inc., Senior Notes	5.950%	5/14/55	550,000	562,343
Commercial Services & Supplies — 0.4%
Rollins Inc., Senior Notes	5.250%	2/24/35	650,000	649,406
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	1,370,000	1,421,781 (a)
Total Commercial Services & Supplies				2,071,187
Construction & Engineering — 0.1%
LBJ Infrastructure Group LLC, Senior Secured Notes	3.797%	12/31/57	910,000	650,214 (a)
Electrical Equipment — 0.6%
Eaton Corp., Senior Notes	5.450%	3/6/56	780,000	766,148
GE Vernova Inc., Senior Notes	4.875%	2/4/36	590,000	580,932
GE Vernova Inc., Senior Notes	5.500%	2/4/56	430,000	417,413
Vertiv Holdings Co., Senior Notes	4.850%	3/15/36	710,000	689,834
Vertiv Holdings Co., Senior Notes	5.650%	3/15/46	300,000	293,681
Vertiv Holdings Co., Senior Notes	5.800%	3/15/56	300,000	295,475
Total Electrical Equipment				3,043,483
Ground Transportation — 0.6%
Fedex Freight Holding Co. Inc., Senior Notes	4.650%	3/15/31	580,000	569,968 (a)
Fedex Freight Holding Co. Inc., Senior Notes	4.950%	3/15/33	300,000	294,031 (a)
Fedex Freight Holding Co. Inc., Senior Notes	5.250%	3/15/36	860,000	837,966 (a)
Norfolk Southern Railway Co., Senior Notes	7.875%	5/15/43	348,000	413,301
Uber Technologies Inc., Senior Notes	4.800%	9/15/35	940,000	914,580
Union Pacific Corp., Senior Notes	5.600%	12/1/54	40,000	39,706
Total Ground Transportation				3,069,552
Machinery — 0.1%
Kennametal Inc., Senior Notes	5.800%	5/28/36	440,000	444,761
Passenger Airlines — 2.9%
Air Canada Pass-Through Trust	3.750%	12/15/27	336,561	331,655 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	531,888	531,960 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	241,443	238,736
American Airlines Pass-Through Trust	5.650%	11/11/34	450,000	446,366
American Airlines Pass-Through Trust	5.750%	5/10/35	1,500,000	1,495,718
American Airlines Pass-Through Trust	4.900%	5/11/38	620,000	606,227
American Airlines Pass-Through Trust	5.250%	11/10/38	660,000	656,963
British Airways Pass-Through Trust	3.350%	6/15/29	211,597	205,465 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	640,000	$618,084
Southwest Airlines Co., Senior Notes	5.250%	11/15/35	1,660,000	1,607,539
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	620,000	616,322
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	2,860,000	2,822,180 (a)
United Airlines Pass-Through Trust	3.100%	10/7/28	1,295,195	1,243,880
United Airlines Pass-Through Trust	5.800%	1/15/36	2,322,101	2,417,354
United Airlines Pass-Through Trust	5.875%	2/15/37	620,232	624,119
Total Passenger Airlines				14,462,568
Trading Companies & Distributors — 0.2%
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	210,000	216,969 (a)
Sumisho Air Lease Corp., Junior Subordinated Notes (6.000% to 12/15/29 then 5 year Treasury Constant Maturity Rate + 2.560%)	6.000%	9/24/29	960,000	928,617 (b)(e)
Total Trading Companies & Distributors				1,145,586

Total Industrials				38,828,171
Information Technology — 5.0%
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp., Senior Notes	4.625%	2/15/36	1,070,000	1,033,538
Amphenol Corp., Senior Notes	5.300%	11/15/55	510,000	484,325
Total Electronic Equipment, Instruments & Components				1,517,863
IT Services — 0.3%
HUT 8 DC LLC, Senior Secured Notes	6.192%	11/15/42	1,300,000	1,317,294 (a)
Semiconductors & Semiconductor Equipment — 2.2%
Analog Devices Inc., Senior Notes	5.300%	4/1/54	320,000	305,095
Broadcom Inc., Senior Notes	5.200%	4/15/32	1,040,000	1,060,009
Broadcom Inc., Senior Notes	5.200%	7/15/35	390,000	391,516
Broadcom Inc., Senior Notes	4.950%	1/15/36	1,500,000	1,473,851
Broadcom Inc., Senior Notes	3.187%	11/15/36	991,000	830,668 (a)
Broadcom Inc., Senior Notes	4.900%	2/15/38	850,000	821,468
Broadcom Inc., Senior Notes	5.700%	1/15/56	190,000	188,655
Foundry JV Holdco LLC, Senior Secured Notes	6.150%	1/25/32	820,000	860,689 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/33	1,400,000	1,460,313 (a)
Intel Corp., Senior Notes	2.800%	8/12/41	580,000	407,327
Intel Corp., Senior Notes	4.900%	8/5/52	560,000	470,981
Intel Corp., Senior Notes	6.125%	5/15/56	750,000	749,559
Intel Corp., Senior Notes	3.200%	8/12/61	400,000	233,807
KLA Corp., Senior Notes	4.950%	7/15/52	210,000	190,649
Micron Technology Inc., Senior Notes	2.703%	4/15/32	600,000	537,737
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Semiconductors & Semiconductor Equipment — continued
Micron Technology Inc., Senior Notes	3.366%	11/1/41	80,000	$62,476
NVIDIA Corp., Senior Notes	4.950%	6/15/36	1,190,000	1,180,025
Total Semiconductors & Semiconductor Equipment				11,224,825
Software — 2.0%
Oracle Corp., Senior Notes	4.950%	2/4/31	110,000	107,715
Oracle Corp., Senior Notes	5.350%	5/4/33	310,000	301,211
Oracle Corp., Senior Notes	4.700%	9/27/34	560,000	513,323
Oracle Corp., Senior Notes	5.200%	9/26/35	180,000	168,591
Oracle Corp., Senior Notes	5.875%	9/26/45	1,200,000	1,051,137
Oracle Corp., Senior Notes	4.000%	7/15/46	1,800,000	1,215,057
Oracle Corp., Senior Notes	6.900%	11/9/52	270,000	259,063
Oracle Corp., Senior Notes	5.550%	2/6/53	1,730,000	1,394,717
Oracle Corp., Senior Notes	6.000%	8/3/55	70,000	59,646
Oracle Corp., Senior Notes	5.950%	9/26/55	1,310,000	1,113,962
Oracle Corp., Senior Notes	6.850%	2/4/66	740,000	689,227
ServiceNow Inc., Senior Notes	5.050%	5/15/33	390,000	389,709
ServiceNow Inc., Senior Notes	5.400%	5/15/36	310,000	309,987
ServiceNow Inc., Senior Notes	6.300%	5/15/56	430,000	438,443
Synopsys Inc., Senior Notes	5.000%	4/1/32	620,000	621,304
Synopsys Inc., Senior Notes	5.150%	4/1/35	930,000	925,111
Synopsys Inc., Senior Notes	5.700%	4/1/55	620,000	601,796
Total Software				10,159,999
Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC/EMC Corp., Senior Notes	8.100%	7/15/36	377,000	448,612
Hewlett Packard Enterprise Co., Senior Notes	5.600%	10/15/54	490,000	454,556
Total Technology Hardware, Storage & Peripherals				903,168

Total Information Technology				25,123,149
Materials — 3.9%
Chemicals — 0.4%
Celanese US Holdings LLC, Senior Notes	7.000%	2/15/31	310,000	319,289
OCP SA, Senior Notes	3.750%	6/23/31	690,000	637,610 (a)
OCP SA, Senior Notes	5.125%	6/23/51	240,000	194,581 (a)
Sociedad Quimica y Minera de Chile SA, Senior Notes	3.500%	9/10/51	1,250,000	870,281 (a)
Total Chemicals				2,021,761
Construction Materials — 0.1%
CRH America Finance Inc., Senior Notes	5.600%	2/9/56	420,000	410,517
Metals & Mining — 3.2%
Anglo American Capital PLC, Senior Notes	5.750%	4/5/34	400,000	412,744 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Anglo American Capital PLC, Senior Notes	5.250%	3/19/36	650,000	$643,477 (a)
Antofagasta PLC, Senior Notes	5.625%	9/9/35	1,560,000	1,581,304 (a)
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	450,000	467,674
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	400,000	405,685 (a)
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	1,080,000	1,130,494 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	680,000	697,630 (a)
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	1,480,000	1,453,574 (a)
Freeport Minerals Corp., Senior Notes	9.500%	6/1/31	280,000	330,246
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	590,000	600,396
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	390,000	377,296
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,320,000	1,026,394 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	1,440,000	1,476,674 (a)
Glencore Funding LLC, Senior Notes	5.508%	4/1/36	480,000	483,115 (a)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	720,000	740,929 (a)
Rio Tinto Finance USA PLC, Senior Notes	5.250%	3/14/35	1,060,000	1,076,713
Southern Copper Corp., Senior Notes	5.250%	11/8/42	350,000	330,135
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	690,000	696,509
Teck Resources Ltd., Senior Notes	5.400%	2/1/43	550,000	511,535
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	1,550,000	1,548,051
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	220,000	196,510
Total Metals & Mining				16,187,085
Paper & Forest Products — 0.2%
Georgia-Pacific LLC, Senior Notes	4.900%	5/15/33	1,030,000	1,024,881 (a)

Total Materials				19,644,244
Real Estate — 1.3%
Real Estate Management & Development — 0.4%
Beacon Point DC LLC, Senior Secured Notes	6.129%	11/30/42	1,420,000	1,432,767 (a)
Five Point Operating Co. LP, Senior Notes	8.000%	10/1/30	620,000	635,154 (a)
Total Real Estate Management & Development				2,067,921
Retail REITs — 0.0%††
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	350,000	300,835 (a)
Specialized REITs — 0.9%
Meridian Arc Holdco LLC, Senior Secured Notes	6.250%	4/30/31	800,000	802,316 (a)
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	2,050,000	2,079,110 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialized REITs — continued
QTS Fayetteville I DC1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC, Senior Secured Notes	5.700%	4/15/36	1,570,000	$1,493,316 (a)
Total Specialized REITs				4,374,742

Total Real Estate				6,743,498
Utilities — 9.5%
Electric Utilities — 8.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	920,000	824,082 (a)
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	849,000	744,561
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.300%	4/1/53	120,000	114,092
Comision Federal de Electricidad, Senior Notes	6.045%	1/28/34	790,000	774,390 (a)
Constellation Energy Generation LLC, Senior Notes	6.125%	1/15/34	280,000	297,449
Constellation Energy Generation LLC, Senior Notes	5.300%	6/1/36	590,000	587,110
Constellation Energy Generation LLC, Senior Notes	5.875%	1/15/66	690,000	674,703
Dominion Energy South Carolina Inc., First Mortgage Bonds	5.300%	1/15/35	570,000	577,935
DTE Electric Co., First Mortgage Bonds	5.550%	3/1/56	610,000	595,929
Duke Energy Carolinas LLC, Senior Notes	6.100%	6/1/37	490,000	521,122
Duke Energy Indiana LLC, First Mortgage Bonds	3.250%	10/1/49	900,000	613,410
Duke Energy Indiana LLC, First Mortgage Bonds	5.400%	4/1/53	520,000	489,411
Duke Energy Indiana LLC, First Mortgage Bonds	5.900%	5/15/55	1,310,000	1,324,783
Edison International, Senior Notes	5.000%	5/5/28	680,000	680,974
Edison International, Senior Notes	4.800%	3/15/31	1,175,000	1,143,576
Entergy Louisiana LLC, First Mortgage Bonds	5.650%	4/15/56	1,560,000	1,530,579
Entergy Texas Inc., First Mortgage Bonds	5.250%	4/15/35	580,000	582,675
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	360,000	313,050
FirstEnergy Transmission LLC, Senior Notes	5.000%	1/15/35	430,000	423,164
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	960,000	957,893
Florida Power & Light Co., First Mortgage Bonds	5.750%	6/1/56	430,000	432,484
Georgia Power Co., Senior Notes	5.250%	3/15/34	790,000	802,619
Georgia Power Co., Senior Notes	5.200%	3/15/35	2,040,000	2,065,278
Monongahela Power Co., First Mortgage Bonds	5.850%	2/15/34	730,000	763,816 (a)
NextEra Energy Capital Holdings Inc., Senior Notes (6.375% to 8/15/30 then 5 year Treasury Constant Maturity Rate + 2.053%)	6.375%	8/15/55	570,000	580,798 (b)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
NextEra Energy Capital Holdings Inc., Senior Notes (6.500% to 8/15/35 then 5 year Treasury Constant Maturity Rate + 1.979%)	6.500%	8/15/55	400,000	$410,716 (b)
NRG Energy Inc., Senior Secured Notes	4.955%	4/30/31	490,000	484,748 (a)
NRG Energy Inc., Senior Secured Notes	5.407%	10/15/35	840,000	826,132 (a)
Ohio Edison Co., Senior Notes	4.950%	12/15/29	240,000	241,817 (a)
Ohio Edison Co., Senior Notes	6.875%	7/15/36	620,000	697,427
Oncor Electric Delivery Co. LLC, Senior Secured Notes	3.100%	9/15/49	590,000	388,322
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	690,000	619,311
Pacific Gas and Electric Co., First Mortgage Bonds	5.050%	11/15/31	610,000	609,572
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,260,000	1,374,529
Pacific Gas and Electric Co., First Mortgage Bonds	5.800%	5/15/34	490,000	501,091
Pacific Gas and Electric Co., First Mortgage Bonds	5.600%	8/15/36	710,000	710,499
Pacific Gas and Electric Co., First Mortgage Bonds	4.750%	2/15/44	390,000	330,923
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	7/1/50	320,000	267,341
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	810,000	540,805
Pacific Gas and Electric Co., First Mortgage Bonds	6.700%	4/1/53	80,000	83,276
Pacific Gas and Electric Co., First Mortgage Bonds	6.000%	5/1/56	370,000	354,228
PacifiCorp, First Mortgage Bonds	5.450%	2/15/34	1,230,000	1,244,667
PacifiCorp, Junior Subordinated Notes (7.125% to 8/15/31 then 5 year Treasury Constant Maturity Rate + 3.292%)	7.125%	8/15/56	1,810,000	1,798,610 (b)
PacifiCorp, Junior Subordinated Notes (7.375% to 9/15/30 then 5 year Treasury Constant Maturity Rate + 3.319%)	7.375%	9/15/55	140,000	141,522 (b)
Pampa Energia SA, Senior Notes	7.950%	9/10/31	360,000	376,846 (a)
Pampa Energia SA, Senior Notes	7.875%	12/16/34	130,000	134,615 (a)
PG&E Corp., Junior Subordinated Notes (6.850% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 3.225%)	6.850%	9/15/56	560,000	558,289 (b)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electric Utilities — continued
PG&E Corp., Junior Subordinated Notes (7.375% to 3/15/30 then 5 year Treasury Constant Maturity Rate + 3.883%)	7.375%	3/15/55	600,000	$611,776 (b)
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.081%	6/1/41	390,000	379,451
PG&E Wildfire Recovery Funding LLC, Senior Secured Notes	5.099%	6/1/52	70,000	64,602
Public Service Co. of Colorado, First Mortgage Bonds	5.150%	9/15/35	1,700,000	1,690,114
SCE Recovery Funding LLC, Senior Secured Notes	4.697%	6/15/40	1,019,855	1,006,145
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	500,000	505,711
Southern California Edison Co., First Mortgage Bonds	2.500%	6/1/31	920,000	821,637
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	650,000	490,406
Southern California Edison Co., First Mortgage Bonds	3.650%	2/1/50	690,000	477,726
Southern California Edison Co., First Mortgage Bonds	6.200%	9/15/55	430,000	427,865
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	900,000	926,671 (b)
Southern Co., Senior Notes	4.850%	3/15/35	510,000	498,309
Trans-Allegheny Interstate Line Co., Senior Notes	5.000%	1/15/31	670,000	676,337 (a)
Vistra Operations Co. LLC, Senior Notes	4.700%	1/31/31	300,000	294,422 (a)
Vistra Operations Co. LLC, Senior Notes	5.700%	12/30/34	330,000	333,754 (a)
Vistra Operations Co. LLC, Senior Notes	5.350%	1/31/36	1,100,000	1,078,505 (a)
Vistra Operations Co. LLC, Senior Notes	5.550%	4/30/36	470,000	467,868 (a)
Total Electric Utilities				41,862,468
Gas Utilities — 0.2%
Southern California Gas Co., First Mortgage Bonds	6.000%	6/15/55	600,000	608,869
Southern Co. Gas Capital Corp., Senior Notes (6.050% to 9/15/31 then 5 year Treasury Constant Maturity Rate + 1.822%)	6.050%	9/15/56	440,000	440,718 (b)
Total Gas Utilities				1,049,587
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Independent Power and Renewable Electricity Producers — 0.3%
AES Andes SA, Senior Notes	6.250%	3/14/32	730,000	$758,248 (a)
AES Corp., Junior Subordinated Notes (6.950% to 7/15/30 then 5 year Treasury Constant Maturity Rate + 2.890%)	6.950%	7/15/55	700,000	691,561 (b)
TransAlta Corp., Senior Notes	6.500%	3/15/40	210,000	205,933
Total Independent Power and Renewable Electricity Producers				1,655,742
Multi-Utilities — 0.7%
Ameren Illinois Co., First Mortgage Bonds	5.625%	3/1/55	620,000	609,601
CenterPoint Energy Resources Corp., Senior Notes	5.400%	7/1/34	380,000	387,237
Dominion Energy Inc., Junior Subordinated Notes (6.250% to 12/15/36 then 5 year Treasury Constant Maturity Rate + 1.702%)	6.250%	12/15/56	870,000	874,039 (b)
Dominion Energy Inc., Senior Notes	5.350%	6/15/36	960,000	961,578
Northern States Power Co., First Mortgage Bonds	5.650%	5/15/55	760,000	749,789
Total Multi-Utilities				3,582,244

Total Utilities				48,150,041
Total Corporate Bonds & Notes (Cost — $433,007,708)				422,262,159
Sovereign Bonds — 4.3%
Angola — 0.2%
Angolan Government International Bond, Senior Notes	9.875%	3/31/37	750,000	774,763 (a)
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	170,271	155,883
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	1,344,802	1,077,859
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	372,476	308,868 (a)
Total Argentina				1,542,610
Bahamas — 0.2%
Bahamas Government International Bond, Senior Notes	8.250%	6/24/36	930,000	1,044,613 (a)
Bermuda — 0.1%
Bermuda Government International Bond, Senior Notes	2.375%	8/20/30	660,000	599,597 (a)
Ecuador — 0.2%
Ecuador Government International Bond, Senior Notes	8.750%	1/29/34	835,000	844,185 (a)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Israel — 0.4%
Israel Government International Bond, Senior Notes	5.500%	3/12/34	2,140,000	$2,172,351
Ivory Coast — 0.3%
Ivory Coast Government International Bond, Senior Notes	6.750%	2/25/41	1,620,000	1,571,337 (a)
Mexico — 1.8%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	2,000,000	2,010,600 (a)
Mexican Bonos, Senior Notes	8.500%	11/18/38	26,240,000 MXN	1,411,102
Mexico Government International Bond, Senior Notes	5.850%	7/2/32	200,000	202,210
Mexico Government International Bond, Senior Notes	5.375%	3/22/33	1,220,000	1,196,271
Mexico Government International Bond, Senior Notes	6.000%	5/7/36	2,240,000	2,238,096
Mexico Government International Bond, Senior Notes	6.625%	1/29/38	1,150,000	1,179,900
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	940,000	697,950
Total Mexico				8,936,129
Paraguay — 0.2%
Paraguay Government International Bond, Senior Notes	6.650%	3/4/55	930,000	1,001,145 (a)
Peru — 0.1%
Fondo MIVIVIENDA SA, Senior Notes	5.400%	3/31/31	460,000	464,025 (a)
South Africa — 0.2%
Republic of South Africa Government International Bond, Senior Notes	6.125%	12/11/37	1,000,000	984,355 (a)
Supranational — 0.3%
Africa Finance Corp., Senior Notes	5.550%	10/8/29	1,620,000	1,639,607 (a)

Total Sovereign Bonds (Cost — $21,138,237)				21,574,717
Asset-Backed Securities — 3.2%
Apex Credit CLO LLC, 2021-2A CR (3 mo. Term SOFR + 3.750%)	7.425%	10/20/34	470,000	458,927 (a)(b)
Apollo Aviation Securitization Equity Trust, 2024-1A A2	6.261%	5/16/49	880,892	896,529 (a)
Ares CLO Ltd., 2017-44A BRR (3 mo. Term SOFR + 1.750%)	5.423%	4/15/34	1,430,000	1,433,474 (a)(b)
CarMax Auto Owner Trust, 2024-1 D	6.000%	7/15/30	570,000	577,839
CLI Funding LLC, 2024-1A A	5.630%	7/20/49	1,299,682	1,312,855 (a)
Driven Brands Funding LLC, 2020-2A A2	3.237%	1/20/51	822,603	795,002 (a)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Goodgreen, 2022-1A A	3.840%	10/15/56	299,313	$265,649 (a)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	610,257	604,547 (a)
HERO Funding Trust, 2014-2A A	3.990%	9/21/40	369,579	339,213 (a)
Hilton Grand Vacations Trust, 2023-1A C	6.940%	1/25/38	164,981	169,013 (a)
J.G. Wentworth LLC, 2017-2A B	5.090%	9/17/74	413,097	372,013 (a)
J.G. Wentworth LLC, 2018-2A B	4.700%	10/15/77	146,285	132,271 (a)
Jimmy Johns Funding LLC, 2022-1A A2I	4.077%	4/30/52	624,000	619,323 (a)
Jimmy Johns Funding LLC, 2026-1A A2	5.685%	4/30/56	620,000	621,015 (a)(d)
Madison Park Funding Ltd., 2016-24A BR2 (3 mo. Term SOFR + 1.550%)	5.225%	10/20/29	20,034	20,035 (a)(b)
MVW LLC, 2021-1WA C	1.940%	1/22/41	323,635	315,726 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	100,094	95,432 (a)
Point Broadband Funding LLC, 2025-1A A2	5.336%	7/20/55	700,000	697,146 (a)
Renew Financial, 2023-1A A	5.900%	11/20/58	1,561,619	1,575,487 (a)
Renew Financial, 2024-1A A	6.208%	11/20/59	1,779,709	1,782,836 (a)
Romark CLO Ltd., 2021-5A BR (3 mo. Term SOFR + 1.800%)	5.473%	1/15/35	1,370,000	1,372,546 (a)(b)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. Term SOFR + 4.864%)	8.490%	10/15/41	360,369	374,125 (a)(b)
SoFi Professional Loan Program Trust, 2021-A AFX	1.030%	8/17/43	310,844	272,026 (a)
Verdelite Static CLO Ltd., 2024-1A B (3 mo. Term SOFR + 1.650%)	5.325%	7/20/32	1,280,000	1,282,171 (a)(b)

Total Asset-Backed Securities (Cost — $16,250,378)				16,385,200
Collateralized Mortgage Obligations(i) — 2.9%
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 C (1 mo. Term SOFR + 2.693%)	6.332%	1/20/43	470,000	471,469 (a)(b)
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	462,222	462,895 (a)
BRAVO Residential Funding Trust, 2023-NQM5 A3	7.012%	6/25/63	664,493	664,791 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	1,326,393	1,355,169
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk Trust, 2025- MN12 M2 (30 Day Average SOFR + 2.750%)	6.378%	11/25/45	1,350,000	1,355,405 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA6 B1 (30 Day Average SOFR + 3.400%)	7.028%	10/25/41	1,950,000	1,963,108 (a)(b)
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	5.428%	11/25/41	190,000	$190,439 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.128%	10/25/43	282,982	283,192 (a)(b)
FS Commercial Mortgage Trust, 2023-4SZN B	7.795%	11/10/39	1,190,000	1,197,265 (a)(b)
MIC Trust, 2023-MIC A	8.732%	12/5/38	1,040,000	1,097,045 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L E	6.916%	11/5/38	2,000,000	1,991,788 (a)(b)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	1,038,990	1,042,657 (a)
OBX Trust, 2024-NQM15 A2	5.570%	10/25/64	486,330	486,215 (a)
OBX Trust, 2024-NQM15 A3	5.722%	10/25/64	1,031,254	1,030,650 (a)
Redwood Funding Trust, 2025-3 A	6.231%	12/27/56	1,195,526	1,204,891 (a)

Total Collateralized Mortgage Obligations (Cost — $14,756,346)				14,796,979
Senior Loans — 1.7%
Communication Services — 0.5%
Entertainment — 0.2%
Discovery Global Holdings Inc., Initial Dollar Term Loan (1 mo. Term SOFR + 2.500%)	6.144%	6/3/33	1,176,923	1,178,712 (b)(j)(k)
Media — 0.3%
Mission Broadcasting Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	6.235%	6/2/28	1,292,416	1,294,031 (b)(j)(k)

Total Communication Services				2,472,743
Consumer Discretionary — 0.2%
Hotels, Restaurants & Leisure — 0.1%
Catawba Nation Gaming Authority, Initial Term Loan B	—	3/29/32	630,000	631,068 (l)
Specialty Retail — 0.1%
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.982%	2/3/31	678,300	671,164 (b)(j)(k)

Total Consumer Discretionary				1,302,232
Consumer Staples — 0.3%
Consumer Staples Distribution & Retail — 0.3%
VCI Asset Holdings 2 LLC, Initial Term Loan	7.375%	2/6/31	1,361,425	1,406,522 (j)(k)

Financials — 0.1%
Insurance — 0.1%
Truist Insurance Holdings LLC, 2024 Term Loan B (3 mo. Term SOFR + 2.750%)	6.482%	5/6/31	629,516	616,139 (b)(j)(k)
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Industrials — 0.1%
Trading Companies & Distributors — 0.1%
QXO Building Products Inc., Term Loan B	—	6/3/33	530,000	$529,483 (l)

Materials — 0.2%
Metals & Mining — 0.0%††
Worthington Steel Inc., Initial Term Loan (1 mo. Term SOFR + 4.000%)	7.620%	6/1/33	4,500	4,495 (b)(j)(k)
Paper & Forest Products — 0.2%
Asplundh Tree Expert LLC, Term Loan B (1 mo. Term SOFR + 1.750%)	5.394%	5/30/33	975,282	975,282 (b)(j)(k)

Total Materials				979,777
Utilities — 0.3%
Electric Utilities — 0.1%
Talen Energy Supply LLC, 2025 Incremental Term Loan B (1 mo. Term SOFR + 2.000%)	5.644%	11/25/32	467,650	465,092 (b)(j)(k)
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Zero Operating Co. LLC, Initial Term Loan (1 mo. Term SOFR + 2.000%)	5.644%	4/30/31	1,063,650	1,062,097 (b)(j)(k)

Total Utilities				1,527,189
Total Senior Loans (Cost — $8,787,559)				8,834,085
U.S. Government & Agency Obligations — 1.4%
U.S. Government Obligations — 1.4%
U.S. Treasury Bonds	5.000%	5/15/46	10,000	10,076
U.S. Treasury Bonds	4.750%	2/15/56	60,000	58,298
U.S. Treasury Notes	4.250%	6/30/33	690,000	687,359
U.S. Treasury Notes	4.125%	2/15/36	250,000	243,945
U.S. Treasury Notes	4.375%	5/15/36	5,920,000	5,889,013

Total U.S. Government & Agency Obligations (Cost — $6,902,517)				6,888,691
Municipal Bonds — 1.2%
California — 0.3%
California State, GO, Build America Bonds	7.300%	10/1/39	600,000	685,340
Regents of the University of California, CA, Medical Center Pooled Revenue, Series N	3.006%	5/15/50	1,520,000	999,005
Total California				1,684,345
Florida — 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	290,000	262,383
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

New York — 0.4%
New York State Dormitory Authority Revenue, New York University, Series B	5.832%	7/1/55	1,270,000	$1,328,987
Port Authority of New York & New Jersey Revenue, Taxable Consolidated	4.960%	8/1/46	770,000	736,331
Total New York				2,065,318
Ohio — 0.1%
American Municipal Power-Ohio Inc., Revenue, OH, Build America Bonds	7.499%	2/15/50	450,000	516,828
Texas — 0.3%
Texas State Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds, Series 2023	5.102%	4/1/35	1,249,443	1,269,470

Total Municipal Bonds (Cost — $6,287,846)				5,798,344
			Shares
Preferred Stocks — 0.6%
Financials — 0.6%
Banks — 0.2%
Citigroup Inc.	6.250%		42,950	1,080,622
Insurance — 0.1%
Delphi Financial Group Inc. (3 mo. Term SOFR + 3.452%)	7.103%		15,675	389,916 (b)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp., Non Voting Shares (3 mo. Term SOFR + 4.959%)	8.632%		47,622	1,188,169 (b)
Chimera Investment Corp., Non Voting Shares (3 mo. Term SOFR + 5.005%)	8.737%		24,654	558,166 (b)
Total Mortgage Real Estate Investment Trusts (REITs)				1,746,335

Total Preferred Stocks (Cost — $3,173,782)				3,216,873

Common Stocks — 0.1%
Consumer Staples — 0.1%
Consumer Staples Distribution & Retail — 0.1%
VCI Asset Holdings 2 LLC (Cost — $265,440)			265,440	280,039 *(f)(g)
Total Investments before Short-Term Investments (Cost — $510,569,813)				500,037,087
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

 Western Asset Corporate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $210,871)	3.577%	210,871	$210,871 (m)(n)
Total Investments — 98.7% (Cost — $510,780,684)			500,247,958
Other Assets in Excess of Liabilities — 1.3%			6,655,908
Total Net Assets — 100.0%			$506,903,866

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Securities traded on a when-issued or delayed delivery basis.
(e)	Security has no maturity date. The date shown represents the next call date.
(f)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(g)	Security is valued using significant unobservable inputs (Note 1).
(h)	Value is less than $1.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(k)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(l)	All or a portion of this loan has not settled as of June 30, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(m)	Rate shown is one-day yield as of the end of the reporting period.
(n)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated
Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $210,871 and the cost was $210,871 (Note 8).

See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Western Asset Corporate Bond Fund
Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At June 30, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	1,148	9/26	$122,619,511	$122,889,818	$270,307
U.S. Treasury Long-Term Bonds	338	9/26	37,535,205	38,363,000	827,795
					1,098,102
Contracts to Sell:
U.S. Treasury 10-Year Notes	37	9/26	4,052,810	4,065,953	(13,143)
U.S. Treasury Ultra 10-Year Notes	826	9/26	91,478,925	92,899,188	(1,420,263)
U.S. Treasury Ultra Long- Term Bonds	69	9/26	7,846,652	8,014,781	(168,129)
					(1,601,535)
Net unrealized depreciation on open futures contracts					$(503,433)
At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
JPY	110,785,112	USD	698,541	JPMorgan Chase & Co.	7/16/26	$(16,310)

Abbreviation(s) used in this table:
JPY	—	Japanese Yen
USD	—	United States Dollar
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Assets:
Investments in unaffiliated securities, at value (Cost — $510,569,813)	$500,037,087
Investments in affiliated securities, at value (Cost — $210,871)	210,871
Foreign currency, at value (Cost — $187,511)	194,008
Cash	1,043,052
Receivable for securities sold	9,512,335
Interest receivable	6,788,759
Deposits with brokers for open futures contracts	1,060,869
Receivable for Fund shares sold	109,631
Dividends receivable from affiliated investments	1,995
Other assets	1,226
Prepaid expenses	49,674
Total Assets	519,009,507
Liabilities:
Payable for securities purchased	10,252,032
Payable for Fund shares repurchased	1,192,870
Investment management fee payable	169,564
Distributions payable	153,328
Service and/or distribution fees payable	54,595
Payable to brokers — net variation margin on open futures contracts	43,997
Unrealized depreciation on forward foreign currency contracts	16,310
Trustees’ fees payable	16
Accrued expenses	222,929
Total Liabilities	12,105,641
Total Net Assets	$506,903,866
Net Assets:
Par value (Note 7)	$477
Paid-in capital in excess of par value	745,888,637
Total distributable earnings (loss)	(238,985,248)
Total Net Assets	$506,903,866
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
June 30, 2026
Net Assets:
Class A	$238,397,905
Class C	$3,800,350
Class C1	$297,163
Class I	$259,523,738
Class P	$4,884,710
Shares Outstanding:
Class A	22,438,589
Class C	357,677
Class C1	28,168
Class I	24,438,855
Class P	460,290
Net Asset Value:
Class A (and redemption price)	$10.62
Class C*	$10.63
Class C1*	$10.55
Class I (and redemption price)	$10.62
Class P (and redemption price)	$10.61
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%)	$11.03

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2026

Investment Income:
Interest	$14,651,348
Dividends from unaffiliated investments	105,283
Dividends from affiliated investments	9,208
Total Investment Income	14,765,839
Expenses:
Investment management fee (Note 2)	1,175,119
Transfer agent fees (Notes 2 and 5)	346,352
Service and/or distribution fees (Notes 2 and 5)	336,250
Registration fees	44,799
Fund accounting fees	39,114
Audit and tax fees	22,807
Shareholder reports	21,112
Legal fees	15,436
Trustees’ fees	8,772
Commitment fees (Note 9)	2,367
Custody fees	2,101
Insurance	1,710
Miscellaneous expenses	7,119
Total Expenses	2,023,058
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(115,623)
Net Expenses	1,907,435
Net Investment Income	12,858,404
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(3,884,938)
Futures contracts	(1,106,247)
Forward foreign currency contracts	(52,527)
Foreign currency transactions	977
Net Realized Loss	(5,042,735)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,525,158)
Futures contracts	(368,050)
Forward foreign currency contracts	15,669
Foreign currencies	2,993
Change in Net Unrealized Appreciation (Depreciation)	(2,874,546)
Net Loss on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(7,917,281)
Increase in Net Assets From Operations	$4,941,123
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$12,858,404	$29,598,360
Net realized loss	(5,042,735)	(5,289,802)
Change in net unrealized appreciation (depreciation)	(2,874,546)	24,302,565
Increase in Net Assets From Operations	4,941,123	48,611,123
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,958,588)	(30,434,343)
Decrease in Net Assets From Distributions to Shareholders	(12,958,588)	(30,434,343)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,684,287	84,477,700
Reinvestment of distributions	11,972,286	27,970,516
Cost of shares repurchased	(80,863,001)	(285,730,564)
Decrease in Net Assets From Fund Share Transactions	(36,206,428)	(173,282,348)
Decrease in Net Assets	(44,223,893)	(155,105,568)
Net Assets:
Beginning of period	551,127,759	706,233,327
End of period	$506,903,866	$551,127,759
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.78	$10.46	$10.78	$10.52	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.25	0.51	0.50	0.47	0.35	0.32
Net realized and unrealized gain (loss)	(0.15)	0.33	(0.30)	0.28	(2.55)	(0.43)
Total income (loss) from operations	0.10	0.84	0.20	0.75	(2.20)	(0.11)
Less distributions from:
Net investment income	(0.26)	(0.52)	(0.49)	(0.49)	(0.38)	(0.35)
Net realized gains	—	—	—	—	(0.01)	(0.10)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.26)	(0.52)	(0.52)	(0.49)	(0.39)	(0.45)
Net asset value, end of period	$10.62	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[3]	0.90%	8.14%	1.98%	7.41%	(16.86)%	(0.72)%
Net assets, end of period (millions)	$238	$248	$255	$263	$253	$329
Ratios to average net assets:
Gross expenses	0.91%[4]	0.90%	0.89%	0.88%	0.89%	0.87%
Net expenses[5,6]	0.91 [4]	0.90	0.89	0.88	0.89	0.87
Net investment income	4.73 [4]	4.80	4.73	4.47	3.11	2.40
Portfolio turnover rate	72%	136%	102%[7]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class A shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.78	$10.46	$10.78	$10.52	$13.11	$13.66
Income (loss) from operations:
Net investment income	0.21	0.44	0.43	0.40	0.27	0.23
Net realized and unrealized gain (loss)	(0.14)	0.33	(0.30)	0.28	(2.54)	(0.42)
Total income (loss) from operations	0.07	0.77	0.13	0.68	(2.27)	(0.19)
Less distributions from:
Net investment income	(0.22)	(0.45)	(0.43)	(0.42)	(0.31)	(0.26)
Net realized gains	—	—	—	—	(0.01)	(0.10)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.22)	(0.45)	(0.45)	(0.42)	(0.32)	(0.36)
Net asset value, end of period	$10.63	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[3]	0.55%	7.52%	1.21%	6.70%	(17.42)%	(1.41)%
Net assets, end of period (000s)	$3,800	$4,574	$8,345	$9,376	$10,346	$14,032
Ratios to average net assets:
Gross expenses	1.61%[4]	1.57%	1.55%	1.55%	1.56%	1.56%
Net expenses[5,6]	1.61 [4]	1.57	1.55	1.55	1.56	1.56
Net investment income	4.02 [4]	4.14	4.06	3.78	2.42	1.72
Portfolio turnover rate	72%	136%	102%[7]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.70%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.71	$10.39	$10.71	$10.45	$13.03	$13.58
Income (loss) from operations:
Net investment income	0.22	0.45	0.45	0.41	0.29	0.25
Net realized and unrealized gain (loss)	(0.15)	0.34	(0.31)	0.29	(2.53)	(0.42)
Total income (loss) from operations	0.07	0.79	0.14	0.70	(2.24)	(0.17)
Less distributions from:
Net investment income	(0.23)	(0.47)	(0.44)	(0.44)	(0.33)	(0.28)
Net realized gains	—	—	—	—	(0.01)	(0.10)
Return of capital	—	—	(0.02)	—	—	—
Total distributions	(0.23)	(0.47)	(0.46)	(0.44)	(0.34)	(0.38)
Net asset value, end of period	$10.55	$10.71	$10.39	$10.71	$10.45	$13.03
Total return[3]	0.64%	7.73%	1.35%	6.84%	(17.21)%	(1.20)%
Net assets, end of period (000s)	$297	$286	$250	$233	$236	$324
Ratios to average net assets:
Gross expenses	1.58%[4]	1.54%	1.53%	1.54%	1.84%	1.61%
Net expenses[5,6]	1.40 [4]	1.40	1.40	1.40	1.40	1.40
Net investment income	4.24 [4]	4.30	4.22	3.95	2.62	1.93
Portfolio turnover rate	72%	136%	102%[7]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C1 shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.78	$10.46	$10.78	$10.52	$13.11	$13.67
Income (loss) from operations:
Net investment income	0.27	0.55	0.54	0.50	0.39	0.36
Net realized and unrealized gain (loss)	(0.16)	0.33	(0.30)	0.29	(2.55)	(0.42)
Total income (loss) from operations	0.11	0.88	0.24	0.79	(2.16)	(0.06)
Less distributions from:
Net investment income	(0.27)	(0.56)	(0.53)	(0.53)	(0.42)	(0.40)
Net realized gains	—	—	—	—	(0.01)	(0.10)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.27)	(0.56)	(0.56)	(0.53)	(0.43)	(0.50)
Net asset value, end of period	$10.62	$10.78	$10.46	$10.78	$10.52	$13.11
Total return[3]	1.08%	8.65%	2.23%	7.76%	(16.57)%	(0.40)%
Net assets, end of period (millions)	$260	$293	$437	$749	$982	$1,118
Ratios to average net assets:
Gross expenses	0.63%[4]	0.60%	0.62%	0.59%	0.60%	0.59%
Net expenses[5,6]	0.55 [4]	0.55	0.55	0.55	0.55	0.55
Net investment income	5.08 [4]	5.15	5.04	4.77	3.48	2.69
Portfolio turnover rate	72%	136%	102%[7]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class P Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.77	$10.45	$10.77	$10.51	$13.09	$13.65
Income (loss) from operations:
Net investment income	0.24	0.49	0.48	0.44	0.33	0.29
Net realized and unrealized gain (loss)	(0.16)	0.33	(0.30)	0.29	(2.54)	(0.42)
Total income (loss) from operations	0.08	0.82	0.18	0.73	(2.21)	(0.13)
Less distributions from:
Net investment income	(0.24)	(0.50)	(0.47)	(0.47)	(0.36)	(0.33)
Net realized gains	—	—	—	—	(0.01)	(0.10)
Return of capital	—	—	(0.03)	—	—	—
Total distributions	(0.24)	(0.50)	(0.50)	(0.47)	(0.37)	(0.43)
Net asset value, end of period	$10.61	$10.77	$10.45	$10.77	$10.51	$13.09
Total return[3]	0.79%	8.03%	1.67%	7.18%	(16.98)%	(1.01)%
Net assets, end of period (000s)	$4,885	$5,312	$6,003	$8,614	$9,836	$13,586
Ratios to average net assets:
Gross expenses	1.12%[4]	1.10%	1.10%	1.10%	1.09%	1.09%
Net expenses[5,6]	1.12 [4]	1.10	1.10	1.10	1.09	1.09
Net investment income	4.52 [4]	4.60	4.51	4.23	2.90	2.19
Portfolio turnover rate	72%	136%	102%[7]	77%	79%	63%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.
[5]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class P shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.
[7]	Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rate would have been 100%.
See Notes to Financial Statements.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Corporate Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$38,217,366	$2,276,388	$40,493,754
Financials	—	139,853,518	0 *	139,853,518
Other Corporate Bonds & Notes	—	241,914,887	—	241,914,887
Sovereign Bonds	—	21,574,717	—	21,574,717
Asset-Backed Securities	—	16,385,200	—	16,385,200
Collateralized Mortgage Obligations	—	14,796,979	—	14,796,979
Senior Loans	—	8,834,085	—	8,834,085
U.S. Government & Agency Obligations	—	6,888,691	—	6,888,691
Municipal Bonds	—	5,798,344	—	5,798,344
Preferred Stocks:
Financials	$2,826,957	389,916	—	3,216,873
Common Stocks	—	—	280,039	280,039
Total Long-Term Investments	2,826,957	494,653,703	2,556,427	500,037,087
Short-Term Investments†	210,871	—	—	210,871
Total Investments	$3,037,828	$494,653,703	$2,556,427	$500,247,958
Other Financial Instruments:
Futures Contracts††	$1,098,102	—	—	$1,098,102
Total	$4,135,930	$494,653,703	$2,556,427	$501,346,060

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$1,601,535	—	—	$1,601,535
Forward Foreign Currency Contracts††	—	$16,310	—	16,310
Total	$1,601,535	$16,310	—	$1,617,845

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against, or manage exposure to, foreign issuers or markets. The Fund may also enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(e) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(g) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(h) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
(i) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of June 30, 2026, the Fund held forward foreign currency contracts with credit related contingent features which had a liability position of $16,310. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(j) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(k) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(l) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(m) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
In some cases, the Fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as a dividend receivable in the Statement of Assets and Liabilities and dividend income in the Statement of Operations. In many cases, however, the Fund may not receive such amounts for an extended period of time, depending on the country of investment.
(n) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class I and Class P shares did not exceed 0.95%, 1.70%, 1.40%, 0.55% and 1.20%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

During the six months ended June 30, 2026, fees waived and/or expenses reimbursed amounted to $115,623, which included an affiliated money market fund waiver of $338.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at June 30, 2026, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class C1	Class I
Expires December 31, 2026	$302	$475,370
Expires December 31, 2027	381	164,208
Expires December 31, 2028	253	115,032
Total fee waivers/expense reimbursements subject to recapture	$936	$754,610
For the six months ended June 30, 2026, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $9,542 was earned by Investor Services.
There is a maximum initial sales charge of 3.75% for Class A shares. Class C and Class C1 shares have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
For the six months ended June 30, 2026, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$2,923
CDSCs	237
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$273,176,880	$106,223,380
Sales	311,424,485	105,821,767
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$520,946,864	$7,183,278	$(27,882,184)	$(20,698,906)
Futures contracts	—	1,098,102	(1,601,535)	(503,433)
Forward foreign currency contracts	—	—	(16,310)	(16,310)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2026.

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$1,098,102

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts[2]	$1,601,535	—	$1,601,535
Forward foreign currency contracts	—	$16,310	16,310
Total	$1,601,535	$16,310	$1,617,845

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2026. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(1,106,247)	—	$(1,106,247)
Forward foreign currency contracts	—	$(52,527)	(52,527)
Total	$(1,106,247)	$(52,527)	$(1,158,774)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Total
Futures contracts	$(368,050)	—	$(368,050)
Forward foreign currency contracts	—	$15,669	15,669
Total	$(368,050)	$15,669	$(352,381)
During the six months ended June 30, 2026, the volume of derivative activity for the Fund was as follows:

Average Market Value*
Futures contracts (to buy)	$212,182,051
Futures contracts (to sell)	115,118,291
Forward foreign currency contracts (to buy)	704,771

*	Based on the average of the market values at each month-end during the period.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2026.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
JPMorgan Chase & Co.	—	$(16,310)	$(16,310)	—	$(16,310)
Total	—	$(16,310)	$(16,310)	—	$(16,310)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class P shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$301,268	$175,814
Class C	21,469	2,157
Class C1	1,009	519
Class I	—	165,238
Class P	12,504	2,624
Total	$336,250	$346,352
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$156
Class C	3
Class C1	253
Class I	115,208
Class P	3
Total	$115,623

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Net Investment Income:
Class A	$5,770,376	$12,273,434
Class C	87,607	311,394
Class C1	6,206	11,876
Class I	6,979,942	17,570,350
Class P	114,457	267,289
Total	$12,958,588	$30,434,343
7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	914,438	$9,797,608	2,247,904	$23,938,432
Shares issued on reinvestment	528,418	5,648,006	1,122,843	11,971,233
Shares repurchased	(2,038,899)	(21,795,055)	(4,683,893)	(49,796,789)
Net decrease	(596,043)	$(6,349,441)	(1,313,146)	$(13,887,124)
Class C
Shares sold	10,340	$110,816	54,184	$579,324
Shares issued on reinvestment	7,548	80,686	26,994	287,527
Shares repurchased	(84,371)	(900,908)	(454,627)	(4,852,564)
Net decrease	(66,483)	$(709,406)	(373,449)	$(3,985,713)
Class C1
Shares sold	905	$9,614	1,775	$18,744
Shares issued on reinvestment	585	6,206	1,121	11,876
Shares repurchased	(16)	(164)	(287)	(3,079)
Net increase	1,474	$15,656	2,609	$27,541
Class I
Shares sold	2,121,375	$22,678,405	5,618,333	$59,761,946
Shares issued on reinvestment	573,652	6,129,632	1,450,419	15,446,149
Shares repurchased	(5,401,529)	(57,617,705)	(21,682,319)	(229,784,027)
Net decrease	(2,706,502)	$(28,809,668)	(14,613,567)	$(154,575,932)
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class P
Shares sold	8,243	$87,844	16,707	$179,254
Shares issued on reinvestment	10,094	107,756	23,829	253,731
Shares repurchased	(51,218)	(549,169)	(121,714)	(1,294,105)
Net decrease	(32,881)	$(353,569)	(81,178)	$(861,120)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such company for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,211,675	$37,798,806	37,798,806	$39,799,610	39,799,610

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$9,208	—	$210,871
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of

Western Asset Corporate Bond Fund 2026 Semi-Annual Report

fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Deferred capital losses
As of December 31, 2025, the Fund had deferred capital losses of $212,739,070, which have no expiration date, that will be available to offset future taxable capital gains.
11. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
Western Asset Corporate Bond Fund 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 22, 2026. At an in-person meeting held on May 19, 2026, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with
Western Asset Corporate Bond Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5-, and 10-year periods ended December 31, 2025. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional BBB-rated corporate debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5-, and 10-year periods ended December 31, 2025 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1- and 10-year periods ended December 31, 2025, slightly exceeded the performance of its benchmark index for the 3-year period ended December 31, 2025 and trailed the performance of its benchmark index for the 5-year period ended December 31, 2025. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund. The

Western Asset Corporate Bond Fund

information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its peer group, consisting of a group of institutional BBB-rated corporate debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2027.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was equal to the median and that the Fund’s Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.
Western Asset Corporate Bond Fund

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Western Asset
Corporate Bond Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Corporate Bond Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Corporate Bond Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Corporate Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90005-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 25, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 25, 2026